Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure Of Internal Credit Exposures Explanatory
Interbank, Credit Risk Department determines its risk level according to the following classification, as of December 31, 2020 and 2019:

	2020
Banking	Segment	High grade PD less than or equal (*):	Standard grade PD range (*)	Grade lower than standard PD equal to or higher than (*):
	Credit card	8.01%	8.02% - 20.72%	20.73%
	Mortgage	1.98%	1.99% - 7.41%	7.42%
	Payroll loans	2.27%	2.28% - 5.58%	5.59%
Personal Banking	Consumer	10.04%	10.05% - 23.77%	23.78%
	Vehicular	3.95%	3.96% - 12.62%	12.63%
	Segments S1 and S2	8.73%	8.74% - 21.12%	21.13%
Small Business Banking	Segments S3	6.37%	6.38% - 17.13%	17.14%
	Corporate	1.67%	1.67%	1.67%
Commercial Banking	Institutional	0.42%	0.42%	0.42%
	Companies	3.09%	3.10% - 8.61%	8.62%
	Real estate	6.33%	6.33%	6.33%

	2019
Banking	Segment	High grade PD less than or equal to:	Standard grade PD range	Grade lower than standard PD equal to or higher than:
	Credit card	9.48%	9.49% - 20.77%	20.78%
	Mortgage	2.17%	2.18% - 7.38%	7.39%
	Payroll loans	3.61%	3.62% - 8.27%	8.28%
Personal Banking	Consumer	8.26%	8.27% - 19.63%	19.64%
	Vehicular	3.56%	3.57% - 10.90%	10.91%
	Segments S1 and S2	6.01%	6.02% - 16.11%	16.12%
Small Business Banking	Segments S3	3.26%	3.27% - 7.91%	7.92%
	Corporate	1.80%	1.81% - 4.56%	4.57%
Commercial Banking	Institutional	0.50%	0.50%	0.50%
	Companies	2.23%	2.24% - 5.34%	5.35%
	Real estate	4.46%	4.47% - 7.11%	7.12%

(*)
It is worth mentioning that the probability of default indicated are exclusively those determined by the statistical model and, therefore, do not include the subsequent adjustments to the model that have been originated as consequence of the pandemic, see further detail in 30.1 (d.6)

Disclosure Of Detailed Information About Estimation Method Used For Percentage Of Default Text Block
Given the nature of the portfolios and the availability of historical information, the method to estimate the PD for each portfolio is presented below:

Banking / Segments	Transition matrix	Default ratio
Personal banking:
Credit cards	X
Mortgage	X
Payroll loans	X
Consumer		X
Vehicular		X
Small business banking		X
Commercial banking
Corporate		X
Institutional		X
Companies	X
Real estate		X

Summary of Modification of Contractual Cash Flows Due to Rescheduled Loans
Following is the effect of the adjustment performed by Interbank in order to reflect the impact of the modification of the contractual cash flows due to rescheduled loans as of December 31, 2020:

	Customers	Rescheduled balances	Adjustment
	thousands	S/(000)	S/(000)
Commercial loans	5	2,593,219	—
Consumer loans	370	4,727,904	115,274
Mortgage loans	15	2,806,953	19,102
Small and micro-business loans	10	361,220	—

Total	400	10,489,296	134,376

Summary of Average Probability Default of Rescheduled Loans	The average PDs for each portfolio are shown below:

	Landing	Structural	Unilateral
Credit Cards	40.2%	40.5%	41.6%
Consumer	28.1%	31.8%	34.8%
Vehicular	—	14.8%	16.6%

Summary of Expected Loss by Post-Model Adjustments
The following is the amount of the expected loss as of December 31, 2020 as determined by the model and the post-model adjustments explained in previous paragraphs:

	Model	Post-model adjustments	Post-model adjustments – macro projections	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Retail Banking
Credit Cards	762,212	739,036	222,851	1,724,099
Mortgage	80,858	101,871	5,250	187,979
Consumer	241,363	206,460	74,641	522,464
Payroll loans	145,511	—	—	145,511
Vehicular	17,222	3,323	852	21,397

Total Retail Banking	1,247,166	1,050,690	303,594	2,601,450

Small Business Banking	162,171	79,129	(13,419)	227,881

Commercial Banking
Corporate	80,952	1,972	4,524	87,448
Institutional	89,348	493	10,423	100,264
Business	2,477	2	686	3,165
Real estate	18,479	—	3,887	22,366

Total Commercial Banking	191,256	2,467	19,520	213,243

Total	1,600,593	1,132,286	309,695	3,042,574

Disclosure Of Macro Economic Variables
Macroeconomic variables used as of December 31, 2020

	Scenario	2021	2022	2023
Gross domestic product (annual % var.)	Optimistic	7.7%	9.9%	6.7%
	Base	5,6%	9.4%	6.5%
	Pessimistic	(9.8%)	9.7%	10,4%
Unemployment rate (annual % var.)	Optimistic	8.3%	7.1%	6.0%
	Base	9.3%	7,7%	6.4%
	Pessimistic	14.5%	12.4%	9.1%
Consumption (annual % var.)	Optimistic	11.3%	15.5%	10.7%
	Base	10.3%	15.0%	10.7%
	Pessimistic	0.9%	21.3%	13.6%
Domestic demand (annual % var.)	Optimistic	11.4%	12.3%	8.4%
	Base	10.8%	11.7%	8.4%
	Pessimistic	0.5%	17.7%	11.1%
Purchasing power (annual % var.)	Optimistic	(6.8)%	9.5%	12.2%
	Base	(8.7)%	8.0%	12.3%
	Pessimistic	(16.3%)	0.4%	13.2%
Real compensation (annual % var.)	Optimistic	8.2%	18.5%	14.0%
	Base	5.3%	18.1%	14.5%
	Pessimistic	(5.1%)	13,7%	19.0%
Unit labor costs (annual % var.)	Optimistic	(1.9%)	8.6%	8.4%
	Base	(3.9%)	8.7%	9.0%
	Pessimistic	(5.2%)	(0.7%)	10.3%

Macroeconomic variables used as of December 31, 2019

	Scenario	2020	2021	2022
Gross domestic product (annual % var.)	Optimistic	4.9%	4.2%	3.8%
	Base	2.9%	3.7%	3.6%
	Pessimistic	(2.2%)	2.4%	5.1%
Unemployment rate (annual % var.)	Optimistic	3.3%	(4.7%)	2.7%
	Base	10.4%	(1.5%)	(2.2%)
	Pessimistic	30.9%	28.3%	(17.5%)
Public consumption (annual % var.)	Optimistic	4.3%	3.7%	3.0%
	Base	2.7%	3.0%	2.7%
	Pessimistic	(1.9%)	1.4%	3.8%
Inflation (CPI annual % var.)	Optimistic	2.5%	2.1%	2.2%
	Base	2.3%	2.1%	2.2%
	Pessimistic	4.5%	0.7%	2.1%
Domestic demand (annual % var.)	Optimistic	3.9%	3.8%	4.0%
	Base	2.3%	3.4%	3.6%
	Pessimistic	(2.4%)	2.3%	5.3%
Exchange rate (annual % var.)	Optimistic	(3.5%)	0.7%	0.9%
	Base	(0.4%)	(0.0%)	0.0%
	Pessimistic	18.0%	(6.9%)	(5.9%)
Purchasing power (annual % var.)	Optimistic	1.1%	1.2%	1.8%
	Base	2.2%	0.8%	1.1%
	Pessimistic	1.7%	(0.7%)	(1.7%)
Real compensation (annual % var.)	Optimistic	1.2%	2.9%	3.7%
	Base	2.0%	1.9%	3.0%
	Pessimistic	0.2%	(1.6%)	2.3%

Disclosure Of Impact Of Multiple Scenarios On The Allowance
The following tables summarize the impact of multiple scenarios on the expected credit loss of direct and indirect loans (optimistic, base and pessimistic):

	%	Total
		S/(000)
December 31, 2020
Optimistic	30	890,525
Base	40	1,201,155
Pessimistic	30	950,894

Total		3,042,574

	%	Total
		S/(000)
December 31, 2019
Optimistic	30	420,908
Base	40	558,451
Pessimistic	30	455,114

Total		1,434,473

Disclosure Of Fair Value Of The Loan Guarantees
The fair value of the loan guarantees as of December 31, 2020 and 2019, is presented below:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2020	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	18,765,482	—	—	—	—	—	18,765,482	—
Commercial loans	22,001,567	643,364	1,472,805	11,434,918	7,737,944	21,289,031	712,536	237,760
Small and micro-business loans	1,942,895	—	—	—	—	—	1,942,895	145,714
Consumer loans	11,416,175	—	—	—	—	—	11,416,175	2,413,393
Mortgage loans	7,721,267	—	—	14,555,850	—	14,555,850	(6,834,583)	187,984

Direct loans	43,081,904	643,364	1,472,805	25,990,768	7,737,944	35,844,881	7,237,023	2,984,851
Debt instruments at amortized cost	2,707,298	—	—	—	—	—	2,707,298	—

Total financial assets at amortized cost	64,554,684	643,364	1,472,805	25,990,768	7,737,944	35,844,881	28,709,803	2,984,851
Debt instruments at fair value through other comprehensive income	18,153,492	—	—	—	—	—	18,153,492	71,560

Total debt instruments at fair value through other comprehensive income	18,153,492						18,153,492	71,560
Not subject to impairment
Derivative financial instruments - Trading	233,425	55,767	—	—	—	55,767	177,658	—
Derivative financial instruments - Hedges	161,824	—	—	—	—	—	161,824	—
Financial assets at fair value through profit or loss	2,042,777	—	—	—	—	—	2,042,777	—

Total financial instruments at fair value through profit or loss	2,438,026	55,767	—	—	—	55,767	2,382,259	—

	85,146,202	699,131	1,472,805	25,990,768	7,737,944	35,900,648	49,245,554	3,056,411

Financial guarantees (guarantees and stand-by letters)	4,587,472	27,205	158,230	1,088,062	572,838	1,846,335	2,741,137	57,723
Letters of credit for customers	24,459	1,421	23,039	—	—	24,460	(1)	—

Indirect loans	4,611,931	28,626	181,269	1,088,062	572,838	1,870,795	2,741,136	57,723

	89,758,133	727,757	1,654,074	27,078,830	8,310,782	37,771,443	51,986,690	3,114,134

	Fair value of the credit guarantee under the base scenario
As of December 31, 2019	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	11,128,875	—	—	—	—	—	11,128,875	—
Commercial loans	17,479,006	710,379	1,755,286	10,931,555	2,607,031	16,004,251	1,474,755	146,250
Small and micro-business loans	750,126	—	—	—	—	—	750,126	68,247
Consumer loans	12,821,567	—	—	—	—	—	12,821,567	1,058,600
Mortgage loans	7,206,445	—	—	12,135,552	—	12,135,552	(4,929,107)	121,682

Direct loans	38,257,144	710,379	1,755,286	23,067,107	2,607,031	28,139,803	10,117,341	1,394,779
Debt instruments at amortized cost	2,206,986	—	—	—	—	—	2,206,986	—

Total financial assets at amortized cost	51,593,005	710,379	1,755,286	23,067,107	2,607,031	28,139,803	23,453,202	1,394,779
Debt instruments at fair value through other comprehensive income	14,188,473	—	—	—	—	—	14,188,473	34,743

Total debt instruments at fair value through other comprehensive income	14,188,473	—	—	—	—	—	14,188,473	34,743
Not subject to impairment
Derivative financial instruments - Trading	207,949	42,351	—	—	—	42,351	165,598	—
Derivative financial instruments - Hedges	12,827	—	—	—	—	—	12,827	—
Financial assets at fair value through profit or loss	1,551,537	—	—	—	—	—	1,551,537	—

Total financial instruments at fair value through profit or loss	1,772,313	42,351	—	—	—	42,351	1,729,962	—

	67,553,791	752,730	1,755,286	23,067,107	2,607,031	28,182,154	39,371,637	1,429,522

Financial guarantees (guarantees and stand-by letters)	4,078,167	25,645	94,129	984,405	555,584	1,659,763	2,418,404	39,695
Letters of credit for customers	23,810	2,212	21,598	—	—	23,810	—	—

Indirect loans	4,101,977	27,857	115,727	984,405	555,584	1,683,573	2,418,404	39,695

	71,655,768	780,587	1,871,013	24,051,512	3,162,615	29,865,727	41,790,041	1,469,217

The following table shows the analysis of the fair values of the guarantees classified in Stage 3:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2020	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	236,735	—	2,779	—	279,261	5,308	287,348	(50,613)	68,448
Small and micro-business loans	60,114	—	—	—	—	—	—	60,114	50,406
Consumer loans	1,703,607	—	—	—	—	—	—	1,703,607	1,426,470
Mortgage loans	443,480	—	—	—	632,284	—	632,284	(188,804)	114,079

Financial assets measured at amortized cost	2,443,936	—	2,779	—	911,545	5,308	919,632	1,524,304	1,659,403

Indirect loans	30,062	—	26	—	—	—	26	30,036	23,037

	2,473,998	—	2,805	—	911,545	5,308	919,658	1,554,340	1,682,440

	Fair value of the credit guarantee under the base scenario
As of December 31, 2019	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	199,173	—	2,847	—	375,668	3,314	381,829	(182,656)	67,158
Small and micro-business loans	47,349	—	—	—	—	—	—	47,349	40,566
Consumer loans	400,401	—	—	—	—	—	—	400,401	340,914
Mortgage loans	247,962	—	—	—	491,424	—	491,424	(243,462)	89,476

Financial assets measured at amortized cost	894,885	—	2,847	—	867,092	3,314	873,253	21,632	538,114

Indirect loans	30,407	—	—	—	—	—	—	30,407	18,607

	925,292	—	2,847	—	867,092	3,314	873,253	52,039	556,721

(*)	Includes the total fair value of the guarantees held by the Group as of December 31, 2020 and 2019, regardless the balance of the loan it guarantees.

Summary of Classification of Risk
The Group determines its risk level according to the following classification as of December 31, 2020 and 2019:

	High grade	Standard grade	Grade lower than standard
2020	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal or higher to:
Global	0.05% - 0.12%	0.13% - 1.96%	22.12%
Latin America	0.00%	0.12% - 3.00%	23.47%
Sovereigns	0.00%	0.00% - 1.26%	26.47%

	High grade	Standard grade	Grade lower than standard
2019	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal or higher to:
Global	0.05% - 0.12%	0.14% - 2.02%	21.68%
Latin America	0.00%	0.14% - 2.87%	25.75%
Sovereigns	0.00%	0.28% - 1.19%	28.13%

Disclosure Of External Credit Exposures Explanatory
The table below presents the credit risk ratings issued by risk rating agencies of recognized prestige local and international financial investments:

	As of December 31, 2020		As of December 31, 2019
	S/(000)%		S/(000)%
Instruments issued and rated in Peru:
AAA	866,735	3.6	1,178,730	6.2
AA- / AA+	2,894,385	11.9	2,389,059	12.5
A- / A+	30,177	0.1	362,985	1.9
BBB- / BBB+	—	0.0	1,611	0.0
BB- / BB+	11,742	0.0	3,141	0.0

	3,803,039	15.6	3,935,526	20.6

Instruments issued in Peru and rated abroad:
A- / A+	6,871,126	28.3	5,705,209	29.9
BBB- / BBB+	4,490,804	18.5	1,826,297	9.6
BB- / BB+	288,526	1.2	113,819	0.6
B- / B+	—	0.0	814	0.0
Less than B-	180,201	0.7	—	—

	11,830,657	48.7	7,646,139	40.1

Instruments issued and rated abroad:
AAA	—	0.0	—	—
AA- / AA+	36,836	0.2	32,756	0.2
A- / A+	141,077	0.5	243,636	1.3
BBB- / BBB+	3,242,097	13.4	2,567,739	13.5
BB- / BB+	214,719	0.9	109,610	0.6
B- / B+	60,818	0.3	97,283	0.5
Less than B-	246	0.0	33,299	0.2

	3,695,793	15.3	3,084,323	16.2

Unrated
Certificates of deposits issued by the BCRP	1,283,726	5.3	1,483,493	7.8
Mutual funds and investment funds participations (*)	1,212,259	5.0	1,083,079	5.7
Securitized bonds	—	0.0	1,089	0.0
Others	241,269	1.0	85,668	0.4
Listed shares
Peruvian and foreign entities	901,613	3.7	631,694	3.3
BioPharma Credit PLC	490,471	2.0	468,392	2.5
InRetail Perú Corp.	339,945	1.4	285,962	1.5
Non-listed shares and participations
Royalty Pharma	107,530	0.4	117,682	0.6
LendUP	48,670	0.2	23,375	0.1
Others	14,635	0.1	1,641	0.0

Total	23,969,607	98.7	18,848,063	98.8

Accrued interest	307,508	1.3	224,655	1.2

Total	24,277,115	100.0	19,072,718	100.0

(*)	It includes mutual and investment funds which do not have risk rating.

Disclosure Of Credit Risk Exposure Explanatory
Financial instruments exposed to credit risk were distributed according to the following economic sectors:

	As of December 31, 2020
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
BCRP	—	1,283,727	—	14,645,405		15,929,132
Consumer loans	—	—	—	12,250,752		12,250,752
Financial services	1,709,900	1,931,549	575,526	5,163,346	(*)	9,380,321
Mortgage loans	36,781	—	—	7,723,070		7,759,851
Manufacturing	121,762	953,195	87,316	4,169,365		5,331,638
Commerce	3,887	88,894	339,945	5,341,881		5,774,607
Construction and infrastructure	11,515	2,853,982	41,483	936,384		3,843,364
Government of Peru	—	6,855,324	—	2,650,930		9,506,254
Electricity, gas, water and oil	49,786	1,522,877	167,981	1,073,266		2,813,910
Agriculture	7,945	30,177	1,522	1,483,222		1,522,866
Leaseholds and real estate activities	32,654	92,136	4,551	1,057,679		1,187,020
Communications, storage and transportation	100,077	247,774	153,243	1,840,959		2,342,053
Mining	4,710	1,041,323	—	727,361		1,773,394
Community services	6,429	—	—	319,049		325,478
Insurance	2,965	—	—	191,326		194,291
Fishing	2,339	—	1,981	409,878		414,198
Commercial and micro-business loans	—	—	—	342,203		342,203
Foreign organizations and governments activities	—	—	—	—		—
Foreign governments	—	159,859	—	—		159,859
Education, health and other services	13,309	101,356	—	420,961		535,626
Medicine and biotechnology	114,147	58,854	—	227,454		400,455
Public administration and defense	183,929	139,498	—	152,114		475,541
Professional, scientific and technical activities	22,305	541,827	—	4,023,030		4,587,162
Others	13,586	—	—	41,246		54,832

Total	2,438,026	17,902,352	1,373,548	65,190,881		86,904,807

Impairment allowance for loans						(2,984,851)
Accrued interest						729,878

Total						84,649,834

(*)	It includes mainly the available funds deposited in the vaults of Interbank and in foreign banks; see Note 4.

	As of December 31, 2019
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
BCRP	—	1,483,496	—	7,073,229		8,556,725
Consumer loans	—	—	—	13,630,007		13,630,007
Financial services	1,420,610	1,980,317	508,199	5,519,231	(*)	9,428,357
Mortgage loans	39,621	—	—	7,215,361		7,254,982
Manufacturing	63,409	1,078,678	119,532	4,144,357		5,405,976
Commerce	757	90,722	285,962	3,079,661		3,457,102
Construction and infrastructure	7,126	2,902,159	24,421	688,855		3,622,561
Government of Peru	—	3,544,194	—	2,160,775		5,704,969
Electricity, gas, water and oil	28,273	1,299,404	178,654	694,237		2,200,568
Agriculture	3,995	31,414	1,915	1,238,447		1,275,771
Leaseholds and real estate activities	19,213	87,656	4,458	953,958		1,065,285
Communications, storage and transportation	32,663	247,978	—	973,045		1,253,686
Mining	260	328,071	—	579,122		907,453
Community services	1,544	—	—	262,382		263,926
Insurance	473	—	—	170,145		170,618
Fishing	2,900	—	2,581	375,598		381,079
Commercial and micro-business loans	—	—	—	268,847		268,847
Foreign organizations and governments activities	—	—	—	46,286		46,286
Foreign governments	—	114,981	—	—		114,981
Education, health and other services	4,952	127,006	—	265,425		397,383
Medicine and biotechnology	125,623	76,242	—	—		201,865
Public administration and defense	613	147,796	—	193,000		341,409
Professional, scientific and technical activities	11,431	469,915	—	2,642,773		3,124,119
Others	8,850	—	—	227,174		236,024

Total	1,772,313	14,010,029	1,125,722	52,401,915		69,309,979

Impairment allowance for loans						(1,394,779)
Accrued interest						499,143

Total						68,414,343

(*)	It includes mainly the available funds deposited in the vaults of Interbank and in foreign banks; see Note 4.

Summary of Financial Instruments Exposed to Credit Risk by Geographic Area
The table below presents the financial instruments with exposure to credit risk, distributed by geographic area:

	As of December 31, 2020
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	407,853	14,218,981	727,749	62,129,061		77,483,644
United States of America	1,081,745	312,506	285,038	1,069,649		2,748,938
Mexico	11,342	1,502,744	—	6,003		1,520,089
Cayman Islands	131,505	4,532	—	72,420		208,457
Canada	5,682	—	—	257,571		263,253
Luxembourg	264,085	15,247	—	56,445		335,777
Colombia	143	519,087	—	52,378		571,608
Chile	2,303	437,630	—	65,990		505,923
Panama	15,570	93,189	119	442,196	(*)	551,074
Brazil	5,224	446,068	—	166,173		617,465
United Kingdom	198,136	271,361	358,848	30,194		858,539
Germany	22,906	—	—	109,522		132,428
Ireland	107,530	—	—	—		107,530
Ecuador	3,277	—	—	93,592		96,869
Belgium	—	—	149	55,343		55,492
Others	180,725	81,007	1,645	584,344		847,721

Total	2,438,026	17,902,352	1,373,548	65,190,881		86,904,807

Impairment allowance for loans						(2,984,851)
Accrued interest						729,878

Total						84,649,834

(*)	It corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

	As of December 31, 2019
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	132,328	10,851,926	628,016	49,418,589		61,030,859
United States of America	682,443	353,120	159,579	1,004,076		2,199,218
Mexico	1,330	916,597	—	185		918,112
Cayman Islands	156,082	26,589	—	105,319		287,990
Canada	8,871	—	—	415,633		424,504
Luxembourg	319,938	17,647	—	34,346		371,931
Colombia	730	497,396	—	36,491		534,617
Chile	1	283,784	—	55,108		338,893
Panama	—	237,858	147	487,655	(*)	725,660
Brazil	106	653,409	—	187,119		840,634
United Kingdom	198,423	37,007	336,338	7,622		579,390
Germany	3,002	—	—	99,808		102,810
Ireland	117,682	—	—	878		118,560
Ecuador	606	—	—	91,449		92,055
Belgium	—	—	136	120,112		120,248
Others	150,771	134,696	1,506	337,525		624,498

Total	1,772,313	14,010,029	1,125,722	52,401,915		69,309,979

Impairment allowance for loans						(1,394,779)
Accrued interest						499,143

Total						68,414,343

(*)	It corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

Disclosure Of Off setting Of Financial Assets Explanatory
(g.1)	Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2020 and 2019, are presented below:

	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial position	Net amounts of financial assets presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash guarantees)	Cash guarantees received
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2020
Derivatives, Note 10(b)	395,249	—	395,249	(191,844)	(55,767)	147,638

Total	395,249	—	395,249	(191,844)	(55,767)	147,638

2019
Derivatives, Note 10(b)	220,776	—	220,776	(134,103)	(42,351)	44,322

Total	220,776	—	220,776	(134,103)	(42,351)	44,322

Disclosure Of Off setting Of Financial Liabilities Explanatory

(g.2) Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2020 and 2019, are presented below:

	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets and offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash guarantees)	Cash guarantees pledged (Note 4(d))
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2020
Derivatives, Note 10(b)	271,326	—	271,326	(191,844)	(70,559)	8,923

Total	271,326	—	271,326	(191,844)	(70,559)	8,923

2019
Derivatives, Note 10(b)	222,305	—	222,305	(134,103)	(57,816)	30,386

Total	222,305	—	222,305	(134,103)	(57,816)	30,386

Summary of Value at Risk by Type of Asset
The VaR results of the Group’s portfolio by type of asset are presented below:

	2020	2019
	S/(000)	S/(000)
Equity investments	49,623	13,225
Debt investments	5,473	1,405
Derivatives and/or exchange position	6,549	3,942
Diversification effect	(15,785)	(4,434)

Consolidated VaR by type of asset (*)	45,860	14,138

The Group’s VaR results by type of risk are the following:

	2020	2019
	S/(000)	S/(000)
Exchange rate risk	7,251	10,655
Interest rate risk	2,648	1,126
Price risk	55,257	3,865
Diversification effect	(19,296)	(1,508)

Consolidated VaR by type of risk (*)	45,860	14,138

(*)	The total VaR is lower than the sum of its components due to the benefits of risk diversification.

Schedule Of Items Exposed To Interest Rate Risk And Repricing Gap
The following table summarizes the Group’s exposure to interest rate risk. The Group’s financial instruments are presented at book value (including interest accrued), classified by the repricing period of the contract’s interest rate or maturity date, whichever occurs first:

	As of December 31, 2020
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	14,634,893	194,871	131,924	406,131	—	3,397,663	18,765,482
Inter-bank funds	18,105	—	—	—	—	—	18,105
Investments at fair value through other comprehensive income (debt and equity)	881,907	228,550	310,640	2,751,911	13,980,484	1,373,548	19,527,040
Investments at amortized cost	—	56,368	—	1,151,355	1,499,575	—	2,707,298
Loans, net	3,169,078	4,399,328	9,685,594	19,731,211	5,136,520	(1,602,308)	40,519,423
Other assets	81,455	129,760	23,453	261,618	337	3,925,856	4,422,479

Total assets	18,785,438	5,008,877	10,151,611	24,302,226	20,616,916	7,094,759	85,959,827

Financial liabilities
Deposits and obligations	31,165,789	2,208,550	3,604,421	543,414	272,614	9,354,487	47,149,275
Due to banks and correspondents	313,610	651,621	932,139	6,886,860	876,647	—	9,660,877
Inter-bank funds	28,971	—	—	—	—	—	28,971
Bonds, notes and other obligations	363,432	23,403	25,122	4,325,714	3,041,080	—	7,778,751
Insurance contract liabilities	88,452	173,892	773,570	3,485,680	7,980,129	—	12,501,723
Other accounts payable, provisions and other liabilities	96,267	68,062	60,017	124,526	29,638	1,512,647	1,891,157
Equity	—	—	—	—	—	8,953,949	8,953,949

Total liabilities and equity	32,056,521	3,125,528	5,395,269	15,366,194	12,200,108	19,821,083	87,964,703

Off- balance sheet accounts
Derivatives held as assets	—	—	—	1,596,861	—	543,150	2,140,011
Derivatives held as liabilities	—	—	—	1,596,861	543,150	—	2,140,011

	—	—	—	—	(543,150)	543,150	—

Marginal gap	(13,271,083)	1,883,349	4,756,341	8,936,032	7,873,658	(12,183,174)	(2,004,877)

Cumulative gap	(13,271,083)	(11,387,734)	(6,631,393)	2,304,639	10,178,297	(2,004,877)	—

	As of December 31, 2019
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	7,078,876	428,176	905,866	11,199	—	2,704,758	11,128,875
Inter-bank funds	85,006	—	—	—	—	—	85,006
Investments at fair value through other comprehensive income (debt and equity)	232,135	528,116	1,141,759	2,010,649	10,275,814	1,125,722	15,314,195
Investments at amortized cost	—	46,211	—	1,158,805	1,001,970	—	2,206,986
Loans, net	5,293,216	4,562,929	8,171,518	14,764,175	4,815,523	(470,508)	37,136,853
Other assets	71,552	256,718	40,269	137,957	332	3,424,064	3,930,892

Total assets	12,760,785	5,822,150	10,259,412	18,082,785	16,093,639	6,784,036	69,802,807

Financial liabilities
Deposits and obligations	23,942,608	2,127,669	5,244,345	999,768	134,596	5,644,238	38,093,224
Due to banks and correspondents	328,668	593,866	1,746,238	437,037	873,828	—	3,979,637
Inter-bank funds	169,138	—	—	—	—	—	169,138
Bonds, notes and other obligations	332,180	171,939	686,713	2,955,175	2,744,283	—	6,890,290
Insurance contract liabilities	81,355	159,978	715,102	3,264,690	7,205,506	—	11,426,631
Other accounts payable, provisions and other liabilities	93,531	161,265	82,504	165,252	(3,512)	1,393,461	1,892,501
Equity	—	—	—	—	—	8,903,448	8,903,448

Total liabilities and equity, net	24,947,480	3,214,717	8,474,902	7,821,922	10,954,701	15,941,147	71,354,869

Off- balance sheet accounts
Derivatives held as assets	—	165,700	132,560	1,461,474	—	497,100	2,256,834
Derivatives held as liabilities	—	—	298,260	1,461,474	497,100	—	2,256,834

	—	165,700	(165,700)	—	(497,100)	497,100	—

Marginal gap	(12,186,695)	2,773,133	1,618,810	10,260,863	4,641,838	(8,660,011)	(1,552,062)

Cumulative gap	(12,186,695)	(9,413,562)	(7,794,752)	2,466,111	7,107,949	(1,552,062)	—

Summary of Increase Decrease In Interest Rate And Impact On Results Explanatory
The table below presents the sensitivity to a possible change in interest rates, with all other variables kept constant, in the consolidated statement of income and in the consolidated statement of changes in equity, before Income Tax and non-controlling
interest.

	As of December 31, 2020
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	6,182	+/-	141,881
US Dollar	+/-50	+/-	12,363	+/-	284,009
US Dollar	+/-75	+/-	18,541	+/-	426,629
US Dollar	+/-100	+/-	24,717	+/-	569,991
Sol	+/-50	-/+	25,111	-/+	408,975
Sol	+/-75	-/+	37,661	-/+	614,760
Sol	+/-100	-/+	50,207	-/+	821,425
Sol	+/-150	-/+	75,291	-/+	1,239,666

	As of December 31, 2019
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	3,489	+/-	98,418
US Dollar	+/-50	+/-	6,977	+/-	197,039
US Dollar	+/-75	+/-	10,464	+/-	296,072
US Dollar	+/-100	+/-	13,950	+/-	395,726
Sol	+/-50	-/+	17,240	-/+	436,439
Sol	+/-75	-/+	25,857	-/+	655,985
Sol	+/-100	-/+	34,473	-/+	876,509
Sol	+/-150	-/+	51,700	-/+	1,322,800

Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss In The Consolidated Statements Of Other Comprehensive Income
However, a calculation of sensitivity in market prices and the effect on expected unrealized gain or loss in the consolidated statement of other comprehensive income, before Income Tax and non-controlling interest, as of December 31, 2020 and 2019, is presented below:

	Changes in market price	2020	2019
	%	S/(000)	S/(000)
Sensitivity to market price
Shares	+/-10	137,355	112,572
Shares	+/-25	343,387	281,431
Shares	+/-30	412,064	337,717

Summary of Foreign Exchange Risk Position Of Group
The table below presents the detail of the Group’s position:

	As of December 31, 2020
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	7,232,836	10,959,492	573,154	18,765,482
Inter-bank funds	18,105	—	—	18,105
Financial investments	8,926,088	15,262,993	88,034	24,277,115
Loans, net	10,535,743	29,983,680	—	40,519,423
Due from customers on acceptances	16,320	—	—	16,320
Other accounts receivable and other assets, net	312,407	740,113	869	1,053,389

	27,041,499	56,946,278	662,057	84,649,834

Liabilities
Deposits and obligations	16,244,869	30,519,198	385,208	47,149,275
Inter-bank funds	28,971	—	—	28,971
Due to banks and correspondents	643,977	9,016,900	—	9,660,877
Bonds, notes and other obligations	6,887,363	891,388	—	7,778,751
Due from customers on acceptances	16,320	—	—	16,320
Insurance contract liabilities	4,905,233	7,596,490	—	12,501,723
Other accounts payable, provisions and other liabilities	530,180	1,440,976	32,631	2,003,787

	29,256,913	49,464,952	417,839	79,139,704

Forwards position, net	1,525,029	(1,369,873)	(155,156)	—
Currency swaps position, net	264,160	(264,160)	—	—
Cross currency swaps position, net	1,926,886	(1,926,886)	—	—
Options position, net	48	(48)	—	—

Monetary position, net	1,500,709	3,920,359	89,062	5,510,130

	As of December 31, 2019
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	9,386,504	1,311,291	431,080	11,128,875
Inter-bank funds	—	85,006	—	85,006
Financial investments	6,948,954	12,111,165	12,599	19,072,718
Loans, net	10,919,233	26,217,620	—	37,136,853
Due from customers on acceptances	128,397	—	11,288	139,685
Other accounts receivable and other assets, net	245,402	604,456	1,348	851,206

	27,628,490	40,329,538	456,315	68,414,343

Liabilities
Deposits and obligations	13,840,447	23,888,049	364,728	38,093,224
Inter-bank funds	149,137	20,001	—	169,138
Due to banks and correspondents	830,122	3,149,515	—	3,979,637
Bonds, notes and other obligations	5,857,206	1,033,084	—	6,890,290
Due from customers on acceptances	128,397	—	11,288	139,685
Insurance contract liabilities	4,254,662	7,171,969	—	11,426,631
Other accounts payable, provisions and other liabilities	394,159	1,374,236	332	1,768,727

	25,454,130	36,636,854	376,348	62,467,332

Forwards position, net	(2,718,082)	2,776,866	(58,784)	—
Currency swaps position, net	138,676	(138,676)	—	—
Cross currency swaps position, net	1,763,518	(1,763,518)	—	—
Options position, net	(37)	37	—	—

Monetary position, net	1,358,435	4,567,393	21,183	5,947,011

Percentage Of Change In Currency Exchange Rate
The table below shows the analysis of variations of the US Dollar, the main foreign currency to which the Group has exposure as of December 31, 2020 and 2019. The analysis determines the effect of a reasonably possible variation of the exchange rate US Dollar to the Sol, considering all the other variables constant in the consolidated statement of other comprehensive income before Income Tax. A negative amount shows a potential net reduction in the consolidated statement of income, while a positive amount reflects a net potential increase:

Sensitivity analysis	Changes in currency rates	2020	2019
	%	S/(000)	S/(000)
Devaluation
US Dollar	5	(22,242)	(27,837)
US Dollar	10	(44,483)	(55,674)
US Dollar	15	(66,725)	(83,511)
Revaluation
US Dollar	5	22,242	27,837
US Dollar	10	44,483	55,674
US Dollar	15	66,725	83,511

Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables
The following table presents the Group’s undiscounted cash flows payable according to contractual terms agreed (including the payment of future interest):

	As of December 31, 2020
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	37,415,275	2,345,526	3,672,558	2,337,990	1,718,650	47,489,999
Inter-bank funds	28,971	—	—	—	—	28,971
Due to banks and correspondents	319,026	500,321	1,000,789	7,402,575	1,149,770	10,372,481
Bonds, notes and other obligations	57,703	42,939	227,599	5,432,266	3,388,314	9,148,821
Due from customers on acceptances	5,001	7,497	3,822	—	—	16,320
Insurance contract liabilities	88,453	173,892	773,570	3,485,680	15,529,113	20,050,708
Other accounts payable, provisions and other liabilities	653,979	82,903	135,793	188,089	671,697	1,732,461

Total non-derivative financial liabilities	38,568,408	3,153,078	5,814,131	18,846,600	22,457,544	88,839,761

Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	327,800	364,140	1,406,563	3,803,005	2,212,074	8,113,582
Contractual amounts payable (outflow)	320,566	361,367	1,396,413	3,860,894	2,205,300	8,144,540

Total	7,234	2,773	10,150	(57,889)	6,774	(30,958)

Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	26,913	—	26,947	1,677,668	57,300	1,788,828
Contractual amounts payable (outflow)	35,742	—	44,453	1,582,390	18,482	1,681,067

Total	(8,829)	—	(17,506)	95,278	38,818	107,761

	As of December 31, 2019
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	26,754,258	2,257,708	5,366,257	2,858,984	1,250,152	38,487,359
Inter-bank funds	169,138	—	—	—	—	169,138
Due to banks and correspondents	325,577	388,083	2,020,864	731,728	1,149,964	4,616,216
Bonds, notes and other obligations	33,465	191,676	883,923	4,015,510	3,132,301	8,256,875
Due from customers on acceptances	6,715	108,953	22,990	1,027	—	139,685
Insurance contract liabilities	81,355	159,989	715,321	3,269,653	15,037,698	19,264,016
Other accounts payable, provisions and other liabilities	559,595	54,007	132,015	211,386	589,419	1,546,422

Total non-derivative financial liabilities	27,930,103	3,160,416	9,141,370	11,088,288	21,159,534	72,479,711

Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	560,750	264,648	933,967	4,932,149	2,795,731	9,487,245
Contractual amounts payable (outflow)	568,321	218,373	955,527	5,012,558	2,786,890	9,541,669

Total	(7,571)	46,275	(21,560)	(80,409)	8,841	(54,424)

Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	24,662	1,183	326,708	1,584,786	11,250	1, 948,589
Contractual amounts payable (outflow)	35,795	1,621	353,888	1,653,450	27,723	2,072,477

Total	(11,133)	(438)	(27,180)	(68,664)	(16,473)	(123,888)

(*)	It includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery) and a gross basis (full-delivery).
(**)	It only includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery)

Disclosure Of Maurity Analysis Of Contingent Credits
The table below shows maturity, by contractual term, of the contingent credits (indirect loans) granted by the Group as of the dates of the consolidated statement of financial position:

	2020	2019
	S/(000)	S/(000)
Contingent credits (indirect loans)
Up to 1 month	1,205,650	910,505
From 1 to 3 months	1,169,887	843,494
From 3 to 12 months	1,989,466	2,076,546
From 1 to 5 years	246,928	271,224
Over 5 years	—	208

Total	4,611,931	4,101,977

Summary of changes in liabilities arising from financing activities
The following table shows the changes in liabilities arising from financing activities according to IAS 7:

	2020
	Balance as of January 1	Dividends payable	Cash flow	Effect of movement in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	169,138	—	(140,167)	—	—	28,971
Bonds, notes and other obligations	6,890,290	—	312,600	549,801	26,060	7,778,751
Lease liability related to right-of-use assets	341,836	—	(74,608)	5,081	(2,554)	269,755
Dividends payable	691	700,660	(700,430)	—	—	921

Total liabilities for financing activities	7,401,955	700,660	(602,605)	554,882	23,506	8,078,398

	2019
	Balance as of January 1	Dividends payable	Cash flow	Effect of movement in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	—	—	169,138	—	—	169,138
Bonds, notes and other obligations	6,496,778	—	576,947	33,731	(217,166)	6,890,290
Lease liability related to right-of-use assets	341,746	—	(83,438)	(849)	84,377	341,836
Dividends payable	283	658,117	(657,709)	—	—	691

Total liabilities for financing activities	6,838,807	658,117	4,938	32,882	(132,789)	7,401,955